Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2011
Earnings Per Share, Basic and Diluted [Abstract]
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stock holders for the period indicated:

	Year Ended December 31,
	2011	2010	2009
Net loss attributable to common stockholders	$(195,392)	$(20,308)	$(40,257)
Weighted-average common shares outstanding - basic and diluted	44,859,734	22,962,555	5,878,368
Net loss per share attributable to common stockholders – basic and diluted	$(4.36)	$(0.88)	$(6.85)
Basic and diluted net loss per share attributable to common stockholders has been computed based on net loss and the weighted-average number of common shares outstanding during the applicable period. We calculate potentially dilutive incremental shares issuable using the treasury stock method and the if-converted method, as applicable. The treasury stock method assumes that the proceeds received from the exercise of stock options and warrants, as well as stock option and restricted stock expense yet to be recorded for unvested shares would be used to repurchase common shares in the market at the average stock price during the period. We have excluded options to purchase common stock, restricted stock and warrants to purchase common stock, when the potentially issuable shares covered by these securities are antidilutive. The following table presents the outstanding potentially antidilutive securities at each period end not included in net loss attributable to common stockholders:

	Year Ended December 31,
	2011	2010	2009
Options to purchase common stock	1,709,795	1,531,577	1,225,460
Restricted stock	414,467	948,313	1,884,539
Warrants to purchase common stock	2,135,901	2,155,234	2,973,911
Series H redeemable preferred stock	—	2,347,152	—
Preferred stock	—	—	10,876,759
Warrants to purchase redeemable preferred stock and common stock	—	—	292,198
Warrants to purchase redeemable preferred stock	—	—	8,919,591
Total securities excluded from net loss per share attributable to common stockholders	4,260,163	6,982,276	26,172,458